Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Lease revenues and fees	$ 4,269,792	$ 119
Lease merchandise sold	744,828
Total revenues	5,014,620	119
Costs and expenses:
Cost of lease revenues, consisting of depreciation and impairment of lease merchandise	2,731,548	124
Cost of lease merchandise sold	599,238
Provision for doubtful accounts	1,380,902
Operating expenses	5,178,383	655,469
Total costs and expenses	9,890,071	655,593
Loss from continuing operations, before income tax benefit	(4,875,451)	(655,474)
Income tax benefit	458,047	0
Loss from continuing operations	(4,417,404)	(655,474)
Income (loss) from discontinued operations (including gain from the sale of discontinued operation of $788,015 in 2014), net of income taxes of 458,047 in 2014	687,071	(38,207)
Net loss	$ (3,730,333)	$ (693,681)
Basic and diluted (loss) income per common share:
Loss from continuing operations	$ (0.15)	$ (0.04)
Income from discontinued operations	$ 0.02
Net loss	$ (0.13)	$ (0.04)
Weighted average common shares outstanding:
Basic and diluted	28,244,207	18,987,702